SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation The consolidated financial statements include the accounts of the Company and all subsidiaries that it controls. For consolidated subsidiaries in which the Company’s ownership is less than 100%, the outside shareholders’ interests are shown as noncontrolling interests.  These statements have been prepared in accordance with U.S. generally accepted accounting principles. Sales between subsidiaries are billed at prices consistent with sales to third parties and are eliminated in consolidation.

Cash Equivalents		Cash Equivalents Cash equivalents are highly liquid investments purchased with an original maturity of three months or less.
Allowance for Doubtful Accounts
Allowance for Doubtful Accounts The allowance for doubtful accounts receivable reflects our best estimate of probable losses inherent in our receivable portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available evidence. The allowance for doubtful accounts was $12.3 million and $7.3 million as of December 31, 2017 and 2016, respectively.

Inventories		Inventories Inventories are stated at the lower of cost or market. Cost is determined under the first-in, first-out (FIFO) method. Inventory costs include material, labor and overhead.
Property, Plant and Equipment
Property, Plant and Equipment Property, plant and equipment additions are stated at cost. Expenditures for renewals and improvements are capitalized. Expenditures for ordinary maintenance and repairs are expensed as incurred. The Company computes book depreciation principally on the straight-line method. Accelerated depreciation methods are utilized for income tax purposes.

Leasing Arrangements
Leasing Arrangements The Company conducts a portion of its operations from leased facilities and finances certain equipment purchases through lease agreements. In those cases in which the lease term approximates the useful life of the leased asset or the lease meets certain other prerequisites, the leasing arrangement is classified as a capital lease. The remaining arrangements are treated as operating leases.

Goodwill and Intangible Assets
Goodwill and Intangible Assets Goodwill and other intangible assets with indefinite lives are not amortized. Other intangibles (with definite lives) are amortized on a straight-line basis over their estimated economic lives. Amortizable intangible assets are reviewed for impairment when indicators of impairment are present. The Company tests goodwill and indefinite-lived intangible assets for impairment at the reporting unit level and at least annually. The Company performs its annual impairment test during the fourth quarter after the annual forecasting process is completed, and also tests for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Periodically, Management of the Company assesses whether or not an indicator of impairment is present that would necessitate an impairment analysis be performed.

For 2017, the Company opted to proceed directly to the two-step quantitative impairment test for all reporting units with goodwill.  In the first step of the quantitative assessment, our assets and liabilities, including existing goodwill and other intangible assets, are assigned to the identified reporting units to determine the carrying value of the reporting units. The income approach and the market approach are weighted at 50% and 50%, respectively, in arriving at fair value. The discounted cash flow model requires several assumptions including future sales growth, EBIT (earnings before interest and taxes) margins and capital expenditures for the reporting units. The discounted cash flow model also requires the use of a discount rate and a terminal revenue growth rate (the revenue growth rate for the period beyond the years forecasted by the reporting units), as well as projections of future operating margins. The market approach requires several assumptions including EBITDA (earnings before interest, taxes, depreciation and amortization) multiples for comparable companies that operate in the same markets as the Company’s reporting units.  The estimated fair value of all reporting units was substantially in excess of its respective carrying value, which resulted in a conclusion that no impairment existed.

Additionally, the Company proceeded directly to the quantitative impairment test for some trade names with indefinite lives.  The fair value of all trade names subject to the quantitative impairment test exceeded its respective carrying value, resulting in a conclusion that no impairment existed.  For trade names not subject to the quantitative testing, the Company opted to perform a qualitative trade name impairment assessment and determined from the qualitative assessment that it was not more likely than not that the estimated fair values of the trade names were less than their carrying values; therefore, no further analysis was required.  In assessing the qualitative factors to determine whether it is more likely than not that the fair value of a trade name is less than its carrying amount, we assess relevant events and circumstances that may impact the fair value and the carrying amount of the trade name. The identification of relevant events and circumstances and how these may impact a trade name’s fair value or carrying amount involve significant judgments and assumptions. The judgment and assumptions include the identification of macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, Wabtec specific events, share price trends and making the assessment on whether each relevant factor will impact the impairment test positively or negatively and the magnitude of any such impact.

Warranty Costs
Warranty Costs Warranty costs are accrued based on Management’s estimates of repair or upgrade costs per unit and historical experience. Warranty expense was $50.4 million, $28.9 million and $35.4 million for 2017, 2016 and 2015, respectively. Accrued warranty was $153.1 million and $139.0 million at December 31, 2017 and 2016, respectively.

Income Taxes
Income Taxes Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws. The provision for income taxes includes federal, state and foreign income taxes.

Stock-Based Compensation
Stock-Based Compensation The Company recognizes compensation expense for stock-based compensation based on the grant date fair value amortized ratably over the requisite service period following the date of grant.

Financial Derivatives and Hedging Activities
Financial Derivatives and Hedging Activities As part of its risk management strategy, the Company utilizes derivative financial instruments to mitigate the impact of changes in foreign currencies and interest rates. For further information regarding financial derivatives and hedging activities, refer to Footnotes 14 and 15.

Financial Derivatives and Hedging Activities The Company has entered into foreign currency forward contracts to reduce the impact of changes in currency exchange rates. Foreign currency forward contracts are agreements with a counterparty to exchange two distinct currencies at a set exchange rate for delivery on a set date at some point in the future. There is no exchange of funds until the delivery date. At the delivery date, the Company can either take delivery of the currency or settle on a net basis. For further information regarding the foreign currency forward contracts, see Footnote 17.

To reduce the impact of interest rate changes on a portion of its variable-rate debt, the Company has entered into an interest rate swap agreement with a notional value of $150 million.  As of December 31, 2017, the Company has recorded a current liability of $1.2 million and a corresponding offset in accumulated other comprehensive loss of $0.7 million, net of tax, related to these agreements. For further information regarding the interest rate swap agreement, see Footnote 17.

Foreign Currency Translation
Foreign Currency Translation Assets and liabilities of foreign subsidiaries, except for the Company’s Mexican operations whose functional currency is the U.S. Dollar, are translated at the rate of exchange in effect on the balance sheet date while income and expenses are translated at the average rates of exchange prevailing during the period. Foreign currency gains and losses resulting from transactions and the translation of financial statements are recorded in the Company’s consolidated financial statements based upon the provisions of ASC 830 “Foreign Currency Matters.” The effects of currency exchange rate changes on intercompany transactions and balances of a long-term investment nature are accumulated and carried as a component of accumulated other comprehensive loss. The effects of currency exchange rate changes on intercompany transactions that are denominated in a currency other than an entity’s functional currency are charged or credited to earnings.

Foreign Currency Translation Assets and liabilities of foreign subsidiaries, except for the Company’s Mexican operations whose functional currency is the U.S. Dollar, are translated at the rate of exchange in effect on the balance sheet date while income and expenses are translated at the average rates of exchange prevailing during the period. Foreign currency gains and losses resulting from transactions, and the translation of financial statements are recorded in the Company’s consolidated financial statements based upon the provisions of Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters.” The effects of currency exchange rate changes on intercompany transactions and balances of a long-term investment nature are accumulated and carried as a component of accumulated other comprehensive loss. The effects of currency exchange rate changes on intercompany transactions that are denominated in a currency other than an entity’s functional currency are charged or credited to earnings. Foreign exchange transaction losses recognized in other (expense) income, net were $6.6 million, $4.0 million and $4.7 million for 2017, 2016 and 2015, respectively.

Noncontrolling Interests
Noncontrolling Interests In accordance with ASC 810, the Company has classified noncontrolling interests as equity on our condensed consolidated balance sheets as of December 31, 2017 and 2016. Net income attributable to noncontrolling interests was $8.5 million for the year ended December 31, 2016. Net income attributable to noncontrolling interest was not material for the years ended December 31, 2017 and 2015.  Other comprehensive income attributable to noncontrolling interests for the years ended December 31, 2017, 2016 and 2015 was not material.

Revenue Recognition
Revenue Recognition Revenue is recognized in accordance with ASC 605 “Revenue Recognition,”  The Company recognizes revenue when the following criteria are met: 1) persuasive evidence of an arrangement exists; 2) delivery has occurred; 3) an established sales price has been set with the customer; 4) collection of the sale revenue from the customer is reasonably assured; and 5) no contingencies exist.  Delivery is considered to have occurred when the customer assumes the risk and rewards of ownership.  The Company estimates and records provisions for quantity rebates and sales returns and allowances as an offset to revenue in the same period the related revenue is recognized, based upon its experience.  These items are included as a reduction in deriving net sales.

In general, the Company recognizes revenues on long-term contracts based on the percentage of completion method of accounting. The units-of-delivery method or other input-based or output-based measures, as appropriate, are used to measure the progress toward completion of individual contracts. Contract revenues and cost estimates are reviewed and revised quarterly at a minimum and adjustments are reflected in the accounting period as such amounts are determined. Provisions are made currently for estimated losses on uncompleted contracts. Unbilled accounts receivables were $366.2 million and $274.9 million, customer deposits were $369.7 million and $256.6 million, and provisions for loss contracts were $94.0 million and $60.5 million at December 31, 2017 and 2016, respectively.

Certain pre-production costs relating to long-term production and supply contracts have been deferred and will be recognized over the life of the contracts. Deferred pre-production costs were $20.2 million and $29.4 million at December 31, 2017 and 2016, respectively.

Significant Customers and Concentrations of Credit Risk
Significant Customers and Concentrations of Credit Risk The Company’s trade receivables are from rail and transit industry original equipment manufacturers, Class I railroads, railroad carriers and commercial companies that utilize rail cars in their operations, such as utility and chemical companies. No one customer accounted for more than 10% of the Company’s consolidated net sales in 2017, 2016 or 2015.

Shipping and Handling Fees and Costs
Shipping and Handling Fees and Costs All fees billed to the customer for shipping and handling are classified as a component of net revenues. All costs associated with shipping and handling are classified as a component of cost of sales.

Research and Development
Research and Development Research and development costs are charged to expense as incurred. For the years ended December 31, 2017, 2016 and 2015, the Company incurred costs of approximately $95.2 million, $71.4 million, and $71.2 million, respectively.

Earnings Per Share
Earnings Per Share Basic and diluted earnings per common share is computed in accordance with ASC 260 “Earnings Per Share.” Unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents (whether paid or unpaid) are participating securities and included in the computation of earnings per share pursuant to the two-class method included in ASC 260-10-55. (See Note 11 “Earnings Per Share” included herein)

Reclassifications	Reclassifications Certain prior year amounts have been reclassified, where necessary, to conform to the current year presentation. Refer to Recently Adopted Accounting Pronouncements below.	Reclassifications Certain prior year amounts have been reclassified, where necessary, to conform to the current year presentation. Refer to Recently Adopted Accounting Pronouncements below.
Use of Estimates
Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from the estimates. On an ongoing basis, management reviews its estimates based on currently available information. Changes in facts and circumstances may result in revised estimates.

Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from the estimates. On an ongoing basis, Management reviews its estimates based on currently available information. Changes in facts and circumstances may result in revised estimates.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements In February 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2018-02, "Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income". The amendments in this update address certain stranded income tax effects in accumulated other comprehensive income ("AOCI") resulting from the Tax Cuts and Jobs Act (the "Tax Act"). Current guidance requires the effect of a change in tax laws or rates on deferred tax balances to be reported in income from continuing operations in the accounting period that includes the period of enactment, even if the related income tax effects were originally charged or credited directly to AOCI. The amount of the reclassification would include the effect of the change in the U.S. federal corporate income tax rate on the gross deferred tax amounts and related valuation allowances, if any, at the date of the enactment of the Tax Act related to items in AOCI. The updated guidance is effective for reporting periods beginning after December 15, 2018 and is to be applied retrospectively to each period in which the effect of the Tax Act related to items remaining in AOCI are recognized or at the beginning of the period of adoption. Early adoption is permitted. The Company is currently evaluating the potential impact of adopting this guidance on its consolidated financial statements.
In January 2017, the FASB issued ASU No. 2017-04, "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment". The amendments in this update eliminate the requirement to perform Step 2 of the goodwill impairment test. Instead, an entity should perform a goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value up to the carrying amount of the goodwill. This ASU is effective for public companies in the fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The impact of adopting this guidance could result in a change in the overall conclusion as to whether or not a reporting unit's goodwill is impaired and the amount of an impairment charge recognized in the event a reporting units' carrying value exceeds its fair value. All of the Company's reporting units had fair values that were substantially greater than the carrying value as of the Company's last quantitative goodwill impairment test, which was performed as of October 1, 2017. The Company is currently evaluating the potential impact of adopting this guidance on its consolidated financial statements.
In February 2016, the FASB issued ASU No. 2016-02, "Leases (Topic 814)" which requires lessees to recognize a right of use asset and lease liability on the balance sheet for all leases with terms longer than 12 months. For leases with terms less than 12 months, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize a right of use asset and lease liability. The guidance requires enhanced disclosures regarding the amount, timing, and uncertainty of cash flows arising from leases that will be effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company expects to adopt the requirements of the new standard effective January 1, 2019. The FASB recently proposed a transition alternative, which would allow for the application of the guidance at beginning of the period in which it is adopted, rather than requiring the adjustment of prior comparative periods. The Company plans to adopt this transition alternative. The Company plans to elect the practical expedient which does not require the capitalization of leases with terms of 12 months or less, and does not plan to elect the practical expedient which allows hindsight to be used to determine the term of a lease. The Company has evaluated its lease portfolio and is assessing the impact to the consolidated financial statements. The Company is in the process of implementing processes and information technology tools to assist in its ongoing lease data collection and analysis and evaluating its accounting policies and internal controls that would be impacted by the new guidance, to ensure readiness for adoption in the first quarter of 2019.
Recently Adopted Accounting Pronouncements In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contract with Customers.”  This ASU supersedes most of the previous revenue recognition requirements in U.S. GAAP and requires entities to recognize revenue at an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring goods or services to a customer.  The new standard also requires significantly expanded disclosures regarding the qualitative and quantitative information of an entity’s nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.  This ASU became effective for public companies during interim and annual reporting periods beginning after December 15, 2017. The Company adopted this accounting standard update using the modified retrospective method. The impact of adopting the new standard was not material to the consolidated statement of income or the consolidated balance sheet.
In March 2017, the FASB issued ASU No. 2017-07, "Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost". The amendments in this update require the service cost component of net benefit costs to be reported in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit costs are required to be presented in the income statement separately from the service cost component and outside income from operations. This update also allows only the service cost component to be eligible for capitalization when applicable. This ASU became effective for public companies during interim and annual reporting periods beginning after December 15, 2017. In accordance with this update, the Company began recognizing the interest expense component of net periodic benefit cost in interest expense in the income statement and the expected return on plan assets, net amortization/deferrals, and curtailments in other income (expense), net in the income statement. This update has been applied retrospectively for presentation of the service cost component and other components of net benefit costs in accordance with this ASU and the impact of adoption resulted in increases of $0.3 million, $2.2 million and $2.5 million to selling, general, and administrative expense, interest expense, net and other income, net, respectively, in the income statement for the three months ended September 30, 2017. The impact of adoption resulted in increases of $1.0 million, $6.5 million and $7.5 million to selling, general, and administrative expense, interest expense, net and other income, net, respectively, in the income statement for the nine months ended September 30, 2017. Also, the capitalization of the service cost component of net benefit cost has been adopted prospectively in accordance with this ASU.
In November 2016, the FASB issued ASU No. 2016-18, "Statement of Cash Flows (Topic 230): Restricted Cash". The amendments in this update require a statement of cash flows to explain the change during the period in total cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This ASU became effective for public companies during interim and annual reporting periods beginning after December 15, 2017. This update has been applied retrospectively and as a result restricted cash related to the acquisition of Faiveley Transport is included in the change in cash for the nine months ended September 30, 2017.

Recently Issued Accounting Pronouncements In February 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-02 “Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”.  The amendments in this update address certain stranded income tax effects in accumulated other comprehensive income (“AOCI”) resulting from the Tax Cuts and Jobs Act (“TCJA”).  Current guidance requires the effect of a change in tax laws or rates on deferred tax balances to be reported in income from continuing operations in the accounting period that includes the period of enactment, even if the related income tax effects were originally charged or credited directly to AOCI.  The amount of the reclassification would include the effect of the change in the U.S. federal corporate income tax rate on the gross deferred tax amounts and related valuation allowances, if any, at the date of the enactment of TCJA related to items in AOCI.  The updated guidance is effective for reporting periods beginning after December 15, 2018 and is to be applied retrospectively to each period in which the effect of the TCJA related to items remaining in AOCI are recognized or at the beginning of the period of adoption.  Early adoption is permitted.  The Company is currently evaluating the potential impact of adopting this guidance on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04 “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”. The amendments in this update eliminate the requirement to perform Step 2 of the goodwill impairment test. Instead, an entity should perform a goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value up to the carrying amount of the goodwill. The ASU is effective for public companies in the fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The impact of adopting this guidance could result in a change in the overall conclusion as to whether or not a reporting units’ goodwill is impaired and the amount of an impairment charge recognized in the event a reporting units’ carrying value exceeds its fair value. All of the Company’s reporting units had fair values that were greater than the carrying value as of the Company’s last quantitative goodwill impairment test, which was performed as of October 1, 2017.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 814)” which requires lessees to recognize a right of use asset and lease liability on the balance sheet for all leases with terms longer than 12 months. For leases with terms less than 12 months, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize a right of use asset and lease liability. The ASU is effective for public companies in the fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company is currently evaluating the potential impact of adopting this guidance on its consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-9, “Revenue from Contract with Customers.”  The ASU will supersede most of the existing revenue recognition requirements in U.S. GAAP and will require entities to recognize revenue at an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring goods or services to a customer.  The new standard also requires significantly expanded disclosures regarding the qualitative and quantitative information of an entity’s nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.  The Board voted to propose that the standard would take effect for reporting periods beginning after December 15, 2017 and that early adoption would be allowed as of the original effective date. The impact to results is not anticipated to be material because the analysis of the Company’s current long-term contracts under the new revenue recognition standard supports the recognition of revenue over time under the cost-to-cost method for substantially all of our long-term contracts, which is consistent with our current revenue recognition model. The Company plans to adopt this accounting standard update using the modified retrospective method, with the cumulative effect of initially applying this update recognized in the first reporting period of 2018. The Company has evaluated new disclosure requirements and is implementing appropriate changes to its business processes and controls to support disclosure under the new guidance.

Recently Adopted Accounting Pronouncements In March 2017, the FASB issued ASU No. 2017-07 “Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost”. The amendments in this update require the service cost component of net benefit costs to be reported in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit costs are required to be presented in the income statement separately from the service cost component and outside income from operations. This update also allows the service cost component to be eligible for capitalization when applicable. In accordance with this update, the Company began recognizing the interest expense component of net periodic benefit cost in interest expense in the income statement and the expected return on plan assets, net amortization/deferrals, and curtailments in other income (expense), net in the income statement. This update has been adopted by the Company and applied retrospectively for presentation of the service cost component and other components of net benefit costs in accordance with the ASU. The impact of adoption resulted in increases of $0.6 million, $9.2 million and $9.8 million to selling, general, and administrative expense, interest expense, net and other income, net, respectively, in the income statement for the year ended December 31, 2017. The impact of adoption resulted in increases of $1.8 million, $7.7 million and $9.5 million to selling, general, and administrative expense, interest expense, net and other income, net, respectively, in the income statement for the year ended December 31, 2016. The impact of adoption resulted in a decrease of $1.3 million, an increase of $10.4 million and an increase of $9.1 million to selling, general, and administrative expense, interest expense, net and other income, net, respectively, in the income statement for the year ended December 31, 2015. Also, the capitalization of the service cost component of net benefit cost will be adopted prospectively in accordance with the ASU.

In November 2016, the FASB issued ASU No. 2016-18 “Statement of Cash Flows (Topic 230): Restricted Cash”. The amendments in this update require a statement of cash flows to explain the change during the period in total cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The requirements of this update have been adopted by the Company and applied retrospectively. As a result restricted cash related to the acquisition of Faiveley Transport is included in the change in cash for the years ended December 31, 2017, 2016 and 2015.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”. The ASU simplifies several aspects for the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The ASU became effective for public companies during interim and annual reporting periods beginning after December 15, 2016. In accordance with this update, the Company began recognizing all excess tax deficiencies and tax benefits from share-based payment awards as a benefit or expense to income tax in the income statement. This update has been adopted prospectively in accordance with the ASU and the impact of adoption on the income statement was not material. Additionally, in accordance with this update, the Company began classifying excess income tax benefits from exercise of stock options as an operating activity on the consolidated statement of cash flows. The Company elected to adopt this amendment retrospectively and the impact of the adoption on operating and financing cash flows was not material.